Note 11 - Subsequent Events	6 Months Ended
Jun. 30, 2018
Statement Line Items [Line Items]
Disclosure of events after reporting period [text block]
11.	Subsequent events
Subsequent to June 30, 2018, the Company granted 283,980 stock options under the 2017 Omnibus Plan at a weighted average exercise price of $11.49.